Premises And Equipment (Rent Commitments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Premises And Equipment [Abstract]
2014	$ 103
2015	294
2016	295
2017	320
2018	321
Thereafter	1,830
Total	$ 3,163